Leases (Details) - Schedule of lease terms and discount rates for all of operating leases	Mar. 31, 2022	Mar. 31, 2021
Minimum [Member]
Leases (Details) - Schedule of lease terms and discount rates for all of operating leases [Line Items]
Weighted average remaining lease term (years)	5 years 11 months 1 day	7 years 2 months 8 days
Weighted average discount rate	6.69%	6.69%
Maximum [Member]
Leases (Details) - Schedule of lease terms and discount rates for all of operating leases [Line Items]
Weighted average remaining lease term (years)	3 years 5 months 1 day	3 years 1 month 24 days
Weighted average discount rate	8.07%	8.07%